FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - undiscounted cash flows resulting from maturities of financial liabilities (Details) R in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Jun. 27, 2017 USD ($)	Dec. 31, 2016 ZAR (R)	Nov. 15, 2016 ZAR (R)	Feb. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 24, 2015 USD ($)
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		R 5,529.9			R 4,069.8
Total		42,561.0			15,073.0
Within one year
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		5,529.9			4,069.8
Total		8,783.0			4,822.0
Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Total		10,304.8			6,888.5
After five years
Maturity analysis for financial assets held for managing liquidity risk
Total		23,473.2			3,362.5
R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt		6,000.0				R 6,000.0
US$350 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 350.0						$ 350.0	$ 300.0	$ 300.0
US$1.05 billion Bond
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	1,050.0			$ 1,050.0
US$450 million Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 450.0		$ 450.0
Capital | R6.0 billion revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,536.4			5,100.0
Capital | R6.0 billion revolving credit facility | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,536.4			5,100.0
Capital | US$350 million revolving credit facility
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		1,137.1			1,369.0
Capital | US$350 million revolving credit facility | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		1,137.1
Capital | US$350 million revolving credit facility | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings					1,369.0
Capital | US$1.05 billion Bond
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		12,978.0
Capital | US$1.05 billion Bond | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		12,978.0
Capital | US$450 million Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,562.0
Capital | US$450 million Convertible Bond | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,562.0
Capital | Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2,102.4			2,338.8
Capital | Burnstone Debt | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		96.2			106.6
Capital | Burnstone Debt | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2,006.2			2,232.2
Capital | Other borrowings
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		478.7			749.5
Capital | Other borrowings | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		478.7			749.5
Capital | Franco-Nevada liability
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1.7			2.7
Capital | Franco-Nevada liability | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1.7			2.7
Capital | Stillwater Convertible Debentures
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.3
Capital | Stillwater Convertible Debentures | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.3
Interest
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		9,231.5			1,443.2
Interest | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,632.3
Interest | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4,672.2			312.9
Interest | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		R 2,927.0			R 1,130.3